UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

(a)

Easterly ROCMuni High Income Municipal Bond Fund

Class A (RMJAX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni High Income Fund for the period of September 1, 2025 to August 31, 2026 (except as otherwise disclosed herein). You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.This report describes changes to the Fund that occurred after the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$411	4.70%

How did the Fund perform during the reporting period?

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly ROCMuni High Income Municipal Bond - with load	Bloomberg High Yield Muni Bond Index	Bloomberg Municipal Bond Index
Feb-2022	$9,776	$10,000	$10,000
Aug-2022	$9,088	$9,274	$9,475
Aug-2023	$8,715	$9,322	$9,636
Aug-2024	$9,467	$10,476	$10,223
Aug-2025	$4,004	$10,319	$10,231
Aug-2026	$2,993	$11,007	$10,652

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (February 16, 2022)
Easterly ROCMuni High Income Municipal Bond
Without Load	-25.26%	-22.97%
With Load	-27.00%	-23.35%
Bloomberg High Yield Muni Bond Index	6.66%	2.14%
Bloomberg Municipal Bond Index	4.12%	1.40%

Load Information: 2.00% is the maximum sales charge on purchase of A Shares. Purchases of $250,000 or greater may be assessed a 1.00% Contingent Deferred Sales Charge (CDSC) if held less than 18-months.

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on October 4, 2024. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$8,656,413
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Municipal Bonds	0.0%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	58.0%
Next Renewable Fuels	0.0%
Sunland Medical Foundation	0.0%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus, as supplemented, at https://funds.easterlyam.com/resources/ or upon request at 1-833-999-2636.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. As a result, shareholders may experience a taxable event upon redemption or liquidation of the fund’s assets.* The Fund is currently closed to investors.

*Not to be construed as tax advice. Investors are encouraged to speak with their financial and tax advisor.

Easterly ROCMuni High Income Municipal Bond Fund - Class A (RMJAX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-RMJAX

Easterly ROCMuni High Income Municipal Bond Fund

Class I (RMHIX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni High Income Fund for the period of September 1, 2025 to August 31, 2026 (except as otherwise disclosed herein). You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.This report describes changes to the Fund that occurred after the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$388	4.45%

How did the Fund perform during the reporting period?

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

Table Summary
	Easterly ROCMuni High Income Municipal Bond	Bloomberg High Yield Muni Bond Index	Bloomberg Municipal Bond Index
Sep-2017	$1,000,000	$1,000,000	$1,000,000
Aug-2018	$1,094,990	$1,063,810	$1,005,179
Aug-2019	$1,191,076	$1,168,121	$1,092,831
Aug-2020	$1,110,108	$1,179,366	$1,128,188
Aug-2021	$1,194,570	$1,322,947	$1,166,501
Aug-2022	$1,079,314	$1,189,821	$1,065,803
Aug-2023	$1,044,925	$1,196,029	$1,083,967
Aug-2024	$1,127,890	$1,344,061	$1,149,968
Aug-2025	$479,128	$1,323,972	$1,150,853
Aug-2026	$357,316	$1,412,176	$1,198,260

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 15, 2017)
Easterly ROCMuni High Income Municipal Bond	-25.42%	-21.45%	-10.85%
Bloomberg High Yield Muni Bond Index	6.66%	1.31%	3.93%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.04%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on October 4, 2024. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$8,656,413
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Municipal Bonds	0.0%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	58.0%
Next Renewable Fuels	0.0%
Sunland Medical Foundation	0.0%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus, as supplemented, at https://funds.easterlyam.com/resources/ or upon request at 1-833-999-2636.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. As a result, shareholders may experience a taxable event upon redemption or liquidation of the fund’s assets.* The Fund is currently closed to investors.

*Not to be construed as tax advice. Investors are encouraged to speak with their financial and tax advisor.

Easterly ROCMuni High Income Municipal Bond Fund - Class I (RMHIX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-RMHIX

Easterly ROCMuni High Income Municipal Bond Fund

Investor Class (RMHVX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni High Income Fund for the period of September 1, 2025 to August 31, 2026 (except as otherwise disclosed herein). You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.This report describes changes to the Fund that occurred after the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$580	6.65%

How did the Fund perform during the reporting period?

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly ROCMuni High Income Municipal Bond	Bloomberg High Yield Muni Bond Index	Bloomberg Municipal Bond Index
Mar-2020	$10,000	$10,000	$10,000
Aug-2020	$10,844	$11,845	$11,183
Aug-2021	$11,596	$13,287	$11,563
Aug-2022	$10,417	$11,950	$10,565
Aug-2023	$10,022	$12,012	$10,745
Aug-2024	$10,775	$13,499	$11,399
Aug-2025	$4,547	$13,297	$11,408
Aug-2026	$3,380	$14,183	$11,878

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 23, 2020)
Easterly ROCMuni High Income Municipal Bond	-25.68%	-21.85%	-15.50%
Bloomberg High Yield Muni Bond Index	6.66%	1.31%	5.58%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Investor Class shares of the Predecessor Portfolio. Investor Class shares of the Predecessor Portfolio were reorganized into the Investor Class of the Fund, respectively, after the close of business on October 4, 2024. Investor Class shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Investor Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Table Summary
Net Assets	$8,656,413
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	100.0%
Municipal Bonds	0.0%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	58.0%
Next Renewable Fuels	0.0%
Sunland Medical Foundation	0.0%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus, as supplemented, at https://funds.easterlyam.com/resources/ or upon request at 1-833-999-2636.

The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. As a result, the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. As a result, shareholders may experience a taxable event upon redemption or liquidation of the fund’s assets.* The Fund is currently closed to investors.

*Not to be construed as tax advice. Investors are encouraged to speak with their financial and tax advisor.

Easterly ROCMuni High Income Municipal Bond Fund - Investor Class (RMHVX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083126-RMHVX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$7,500
2025	$32,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$2,500
2025	$6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in the last two fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item was $0 for the fiscal years ended August 31, 2026 and August 31,2025.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2026 and August 31, 2025 is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
AUGUST 31, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

THE FUND IS IN THE PROCESS OF LIQUIDATING.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%(a)

8	Next Renewable Fuels - Series A(b),(c)	6.0000		$—

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,715,285)			—

Principal
Amount ($)
	CORPORATE BONDS — 58.0%
5,025,000	Convivial 2022 III LLC(b),(d),(e),(f)	12.0000	11/15/56	5,025,000

	TOTAL CORPORATE BONDS (Cost $5,025,000)			5,025,000

	MUNICIPAL BONDS — 0.0%(a)
	NEW MEXICO — 0.0%(a)
8,669,836	Sunland Medical Foundation(b),(c),(d)	12.0000	04/30/25	—

	TOTAL MUNICIPAL BONDS (Cost $8,669,836)			—

	TOTAL INVESTMENTS – 58.0% (Cost $19,410,121)			$5,025,000
	OTHER ASSETS IN EXCESS OF LIABILITIES- 42.0%			3,631,413
	NET ASSETS - 100.0%			$8,656,413

(a)	Percentage rounds to less than 0.1%.

(b)	The value of these securities have been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees. These securities are deemed illiquid and represent 58.0% of net assets.

(c)	Issuer in default.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is $5,025,000 or 58.0% of net assets.

(e)	The bond is subject to a mandatory purchase agreement. If the issuer fails to repay the bond in full within 30 days after January 15, 2027, the agreement triggers a third-party guarantee requiring the guarantor to purchase the bond.

(f)	Security interest due as of September 30, 2026 in the amount of $178,606 has been deferred until the mandatory purchase agreement date of January 15, 2027. Additionally, the semi-annual interest payment due in November of 2026 is being deferred until the mandatory purchase agreement date of January 15, 2027.

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026

Assets:
Total Investments, at cost	$19,410,121
Total Investments, at value	5,025,000
Cash	3,141,085
Interest and dividends receivable	487,567
Receivable from manager	162,329
Total Assets	8,815,981

Liabilities:
Payable for distribution (12b-1) fees	40,294
Payable for fund shares redeemed	6,731
Net deferred tax liability (Note 4)	0
Income tax payable (Note 4)	80,238
Administration fees payable	6,671
Trustee fees payable	6,833
Accrued expenses and other liabilities	18,801
Total Liabilities	159,568
Commitments and Contingencies (Note 8)	—
Net Assets	$8,656,413

Net Assets Consist of:
Paid in capital	203,608,187
Accumulated loss	(194,951,774)
Net Assets	$8,656,413

Net Asset Value Per Share
Class A
Net Assets	$146,066
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	66,765
Net asset value, redemption price per share	$2.19
Offering price per share (maximum sales charge of 2.00%)	$2.23

Class I
Net Assets	$8,503,833
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,857,968
Net asset value, redemption price and offering price per share	$2.20

Investor Class
Net Assets	$6,514
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,966
Net asset value, redemption price and offering price per share	$2.20

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2026

Investment Income:
Interest income	1,050,692
Total Investment Income	1,050,692

Operating Expenses:
Management fees (Note 2)	22,898
Distribution (12b-1) fees
Class A Shares	700
Investor Class	540
Interest expense	285,143
Legal fees	476,922
Registration fees	51,524
Trustees’ fees	28,949
Transfer agent	25,126
Compliance officer fees	12,104
Custodian fees	10,973
Audit fees	9,989
Administration fees	9,966
Shareholder servicing fees	7,569
Insurance expense	1,504
Miscellaneous expenses	1,903
Total Operating Expenses	1,026,048
Less: Expenses waived/reimbursed (Note 2)	(579,395)
Net Operating Expenses	446,653

Net investment income before income tax	684,277
Income tax expense (Note 4)	80,238
Net Investment Income	604,039

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from:
Investments	(2,745,907)
Net realized loss	(2,745,907)

Net change in unrealized depreciation on:
Investments	(1,010,294)
Net change in unrealized depreciation	(1,010,294)

Net Realized and Unrealized Loss On Investments	(3,756,201)

Net Decrease in Net Assets Resulting From Operations	$(3,152,162)

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2026	August 31, 2025
Operations:
Net investment income	$604,039	$5,445,273
Net realized loss on investments	(2,745,907)	(146,031,971)
Net change in unrealized appreciation (depreciation) on investments	(1,010,294)	41,128,318
Net decrease in net assets resulting from operations	(3,152,162)	(99,458,380)

Distributions to Shareholders:
Total Distributions Paid:
Class A	—	(518,767)
Class I	—	(5,752,265)
Investor Class	—	(1,005,314)
Return of Capital
Class A	—	(446,401)
Class I	—	(4,110,516)
Investor Class	—	(881,230)
Total Dividends and Distributions to Shareholders	—	(12,714,493)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	—	11,832,252
Class I	—	75,210,234
Investor Class	—	7,103,737
Reinvestment of dividends and distributions
Class A	—	762,713
Class I	—	9,569,971
Investor Class	—	1,693,386
Cost of shares redeemed
Class A	(254,812)	(15,289,986)
Class I	(2,089,623)	(262,365,402)
Investor Class	(377,359)	(37,513,438)

Net decrease in net assets from share transactions of beneficial interest	(2,721,794)	(208,996,533)

Total Decrease in Net Assets	(5,873,956)	(321,169,406)

Net Assets:
Beginning of year	14,530,369	335,699,775
End of year	$8,656,413	$14,530,369

Share Activity
Shares sold
Class A	—	1,700,412
Class I	—	10,841,618
Investor Class	—	1,020,288
Shares Reinvested
Class A	—	119,329
Class I	—	1,417,979
Investor Class	—	256,004
Shares Redeemed
Class A	(101,368)	(3,879,327)
Class I	(771,708)	(44,214,038)
Investor Class	(131,094)	(8,154,712)
Net decrease in shares of beneficial interest	(1,004,170)	(40,892,447)

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
STATEMENT OF CASH FLOWS
For the Year Ended August 31, 2026

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(3,152,162)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	$—
Proceeds for sales of investments	10,178,230
Net realized loss from investments	2,745,907
Amortization (accretion) of market premium (discount), net	(7,159)
Net change in unrealized appreciation/depreciation on investments	1,010,294
Decrease in Receivable from Manager	57,615
Decrease in prepaid expenses and other assets	90,791
Decrease in interest and dividends	1,562,277
Increase in Payable for fund shares redeemed	6,731
Decrease in administration fees payable	(7,478)
Decrease in Payable for distribution (12b-1) fees	(2,226)
Increase in Trustee fees	1,181
Increase in current tax payable	80,238
Decrease in interest expense payable	(47,917)
Decrease in accrued expenses and other liabilities	(198,427)
Net cash provided by operating activities	12,317,895
CASH FLOWS FROM FINANCING ACTIVITIES

Payment of Shares repurchased	(2,721,794)
Loan repayments	(7,187,500)
Net cash used in financing activities	(9,909,294)

NET INCREASE IN CASH	2,408,601
CASH - BEGINNING OF YEAR	732,484
CASH - END OF YEAR	$3,141,085

Supplemental disclosure of cash activity:
Interest paid on credit facility	$264,615

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A

						For the
	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2026		2025	2024	2023	2022 (1)
Net Asset Value, Beginning of Year/Period	$2.93		$7.29	$7.11	$7.87	$8.74
Income (Loss) from Investment Operations:
Net investment income	0.14	(2)	0.16 (2)	0.46	0.43	0.24
Net realized and unrealized gain (loss)	(0.88)		(4.19)	0.15	(0.74)	(0.87)
Total from investment operations	(0.74)		(4.03)	0.61	(0.31)	(0.63)
Dividends and Distributions:
Dividends from net investment income	—		(0.18)	(0.43)	(0.45)	(0.24)
Return of capital	—		(0.15)	—	—	—
Total dividends and distributions	—		(0.33)	(0.43)	(0.45)	(0.24)
Net Asset Value, End of Year/Period	$2.19		$2.93	$7.29	$7.11	$7.87
Total Return*	(25.26	)% +	(57.71)%	8.76%	(4.02)%	(7.27	)% (3)
Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$146		$493	$16,241	$5,739	$375
Ratio of gross operating expenses to average net assets (including interest and tax expenses) (5)	10.06%		1.42%	1.12%	1.27%	1.27	% (4)
Ratio of net operating expenses to average net assets (including interest and tax expenses) (6)	4.70%		1.20%	1.12%	1.23%	1.20	% (4)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	5.80%		2.36%	6.50%	5.52%	5.44	% (4)
Portfolio Turnover Rate	0%		19%	24%	21%	53	% (3)

	CLASS I

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2026		2025	2024	2023	2022
Net Asset Value, Beginning of Year	$2.95		$7.32	$7.21	$7.91	$9.27
Income (Loss) from Investment Operations:
Net investment income	0.15	(2)	0.18 (2)	0.49	0.43	0.46
Net realized and unrealized gain (loss)	(0.90)		(4.21)	0.07	(0.67)	(1.35)
Total from investment operations	(0.75)		(4.03)	0.56	(0.24)	(0.89)
Dividends and Distributions:
Dividends from net investment income	—		(0.19)	(0.45)	(0.46)	(0.47)
Return of capital	—		(0.15)	—	—	—
Total dividends and distributions	—		(0.34)	(0.45)	(0.46)	(0.47)
Net Asset Value, End of Year	$2.20		$2.95	$7.32	$7.21	$7.91
Total Return*	(25.42	)% +	(57.52)%	7.94%	(2.94)%	(9.88)%
Ratios and Supplemental Data:
Net assets, end of year(000s)	$8,504		$13,640	$267,851	$240,235	$272,640
Ratio of gross operating expenses to average net assets (including interest and tax expenses) (7)	10.30%		1.20%	0.87%	1.04%	0.86%
Ratio of net operating expenses to average net assets (including interest and tax expenses) (8)	4.45%		0.97%	0.88%	1.00%	0.83%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	6.14%		2.67%	6.82%	5.75%	5.35%
Portfolio Turnover Rate	0%		19%	24%	21%	53%

(1)	Inception date for the A Class was February 16, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio of gross expenses to average net assets (excluding interest and tax expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:

6.41%	1.27%	1.05%	1.07%	1.06%

(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:

1.05%	1.05%	1.05%	1.03%	0.98%

(7)	Ratio of gross expenses to average net assets (excluding interest and tax expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:

6.65%	1.04%	0.80%	0.81%	0.76%

(8)	Ratio of net operating expenses to average net assets (excluding interest and tax expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:

0.80%	0.80%	0.80%	0.77%	0.73%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Investor

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2026		2025	2024	2023	2022
Net Asset Value, Beginning of Year	$2.96		$7.36	$7.23	$7.96	$9.32
Income (Loss) from Investment Operations:
Net investment income/(loss)	(0.01	) (1)	0.15 (1)	0.45	0.40	0.41
Net realized and unrealized gain (loss)	(0.75)		(4.23)	0.09	(0.70)	(1.35)
Total from investment operations	(0.76)		(4.08)	0.54	(0.30)	(0.94)
Dividends and Distributions:
Dividends from net investment income	—		(0.17)	(0.41)	(0.43)	(0.42)
Return of capital	—		(0.15)	—	—	—
Total dividends and distributions	—		(0.32)	(0.41)	(0.43)	(0.42)
Net Asset Value, End of Year	$2.20		$2.96	$7.36	$7.23	$7.96
Total Return*	(25.68	)% +	(57.80)%	7.66%	(3.81)%	(10.28)%
Ratios and Supplemental Data:
Net assets, end of year(000s)	$7		$397	$51,608	$28,801	$20,740
Ratio of gross operating expenses to average net assets (including interest and tax expenses)(2)	10.06%		1.60%	1.37%	1.54%	1.38%
Ratio of net operating expenses to average net assets (including interest and tax expenses)(3)	6.65%		1.42%	1.38%	1.50%	1.35%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	(0.50)%		2.20%	6.30%	5.25%	4.89%
Portfolio Turnover Rate	0%		19%	24%	21%	53%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest and tax expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:

4.74%	1.43%	1.30%	1.31%	1.26%

(3)	Ratio of net operating expenses to average net assets (excluding interest and tax expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:

1.30%	1.30%	1.30%	1.27%	1.23%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Easterly ROCMuni High Income Municipal Bond Fund (“High Income Muni” or the “Fund”) is a series of beneficial interest of James Alpha Funds Trust d/b/a Easterly Fund Trust (the “Trust”) organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. Easterly Investment Partners LLC serves as the Fund’s advisor.

On December 29, 2025, the Board of Trustees of the Trust has approved a Plan of Liquidation and Dissolution (“Plan”) for the High Income Muni Fund. The High Income Muni Fund is currently closed to investors and is in the process of liquidating its assets and winding down its business pursuant to the Plan. The liquidation date is not yet known due to the illiquid nature of the remaining security. As a result, the High Income Muni Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies in order to facilitate the orderly disposition of its remaining portfolio holdings. The fund no longer qualifies as a Regulated Investment Company and as such, it is taxed at the corporate level.

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, transfer agent and fund accounting agent.

The Principal Street High Income Municipal Fund (“Existing Fund”) was reorganized on October 4, 2024, from a series of Managed Portfolio Series, a Delaware statutory trust, into High Income Muni a series of the Trust. The Institutional Class, Investor Class and Class A of the Principal Street High Income Municipal Fund reorganized into Class I, Investor Class and Class A of High Income Muni, respectively.

The Fund consists of Class I, Investor Class and Class A shares. Class A shares have a maximum sales load of 2.00%. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026, for the Fund’s assets and liabilities measured at fair value:

High Income Muni

Assets*	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$—	$—	$—	$—
Corporate Bonds	—	—	5,025,000	5,025,000
Municipal Bonds	—	—	—	—
Total	$—	$—	$5,025,000	$5,025,000

It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments.

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investment
in Securities
Balance as of August 31, 2025	$6,686,817
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	(411,817)
Paid-in-kind interest	—
Net purchases (sales)	(1,250,000)
Transfers into and/or out of Level 3	—
Balance as of August 31, 2026	$5,025,000

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2026	$(411,817)

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

The Level 3 investments as of August 31, 2026 for the High Income Fund represented 58.0% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of August 31, 2026:

		Fair Value as
		of August 31,		Unobservable		Weighted
Security Description	Security Type	2026	Valuation Technique	Input*	Range	Average
Conivival Funding 2022 III, LLC 12.00%, 11/15/56	Corporate Bond	5,025,000	Expected Recovery	Collateral Value	100.0%	N/A
Next Renewable Fuels - Series A	Convertible Preferred Stock	—	Expected Recovery	Collateral Value	0.0%	N/A
Sunland Medical Foundation 12.00%, 4/01/26	Municipal Bond	—	Liquidation Approach	Recovery Rate	5.0%	N/A

An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

(b) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(c) Dividends and Distributions

Prior to the Fund converting to a taxable entity, the following table summarizes the Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
High Income Muni	Annually	Annually

The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(d) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Fund on an equal basis or another reasonable basis.

(e) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred (See Note 8).

(f) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment and Market Risk - An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. The value of securities held by the Fund may move up or down due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country or group of countries, region, market, industry or group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, supply chain disruptions, trade disputes, economic sanctions, imposition of tariffs, elevated levels of government debt, recessions, a government shutdown, conflicts and social unrest) could have significant impacts on issuers, industries, governments and other systems, including the financial markets. Economies and financial markets are increasingly interconnected, and events that once had only local impact are now more likely to have regional or even global effects and adversely impact issuers in other countries, regions or markets. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s respective investment policies and restrictions. Easterly Investment Partners LLC serves the Fund in a supervision capacity with responsibility to monitor the performance of the Fund’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. The management fees are payable to Easterly Investment Partners LLC monthly by the Fund and are computed daily as shown in the table below. Easterly continues to serve as adviser and facilitate the Fund’s liquidation but will not charge the Fund any management fees effective December 29, 2025.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Fund, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses Easterly Investment Partners LLC paid (including management fees waived and expenses paid by the investment adviser to the Existing Fund, as applicable) within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Prior to October 4, 2024, Principal Street Partners, LLC contractually waived the expenses at the same rates for High Income Muni. The expense limitation agreement will be in effect through October 4, 2027.

	Investment
	Management	Cl A Expense	Investor	Cl I Expense
Fund	Agreement*	Cap	Expense Cap	Cap	Expires
High Income Muni	0.55%	1.05%	1.30%	0.80%	10/4/2027

*	Easterly has agreed to waive the Fund’s management fees in connection with the Fund’s liquidation.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

The following table shows the available waived expenses and expiration date for the Fund subject to potential recovery. Due to the fund being in a process of liquidation, such waived expenses are not expected to be recovered.

Fund	8/31/2027	8/31/2028	8/31/2029
High Income Muni	$10,997	$505,220	$497,639

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust, with respect to each Fund, has adopted a Plan of Distribution for each of Class A, and the Investor Class, pursuant to Rule 12b-1 of the 1940 Act (the “Plans”), pursuant to which the Fund may pay the distributor an annual fee for distribution and shareholder servicing expenses of 0.25% for Class A shares, and 0.50% for the Investor Class shares of a Fund’s average daily net assets attributable to the respective class of shares. Class I shares and Class R6 shares do not have a Plan. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly. For the year ended August 31, 2026, pursuant to the Plan, the Fund paid the following 12b-1 fees:

	Distributor Sales Charges	12b-1 Fees
Fund	Cl A	Cl A	Investor
High Income Muni	$—	$700	$540

For the year ended, August 31, 2026 there was $800 in CDSC fees.

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund were as follows:

Fund	Purchases	Sales
High Income Muni	$—	$10,178,230

4.	FEDERAL INCOME TAX

As of the end of the reporting period, the Fund no longer qualified as a regulated investment company. For any taxable period in which the Fund does not qualify under the Subchapter M requirements, the Fund is taxed at the corporate level.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2023-2025 returns and expected to be taken in the Fund’s 2026 returns and concluded that the below liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

in the Statements of Operations. During the year ended August 31, 2026, the Fund incurred approximately $3,500 of interest and penalties which are included in income tax expense on the statement of operations.

Beginning in 2026, the Fund no longer met the requirements to qualify as a RIC under Subchapter M of the Code. The elevated level of shareholder redemptions and accelerated liquidation of fund holdings meant that the Fund was no longer able to satisfy the diversification requirements for qualification as a RIC. As a result of this change, the Fund was taxed as a corporation for the fiscal year ended August 31, 2026, and will continue to be taxed in that manner for future fiscal years, paying federal and applicable state corporate taxes on taxable income, unless and until the Fund is able to once again qualify as a RIC.

The following information is based upon the U.S. federal income tax cost of portfolio investments as of August 31, 2026.

Gross unrealized appreciation	$—
Gross unrealized depreciation	14,385,121
Net unrealized depreciation	14,385,121
Federal income tax cost, Investments	19,410,121

The Fund did not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it is taxed as a corporation. As a corporation, the Fund is obligated to pay federal and state income tax on taxable income. The Fund’s net deferred tax asset balance has a full valuation allowance based on management’s estimate of future realization of such assets. The Fund is currently using an estimated tax rate of 21%.

The Fund’s income tax provision consists of $80,238 of current income tax and no net deferred income tax.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, and (ii) the net tax benefit of accumulated capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

Components of the Fund’s deferred tax assets and liabilities as of August 31, 2026 are as follows:

2026
Deferred tax assets:
Net operating loss carryforward	$—
Capital loss carryforward	38,045,845
Net unrealized losses (gains) on investment securities	3,020,875
Total deferred tax assets, net	41,066,720
Valuation allowance	(41,066,720)
Net	$—

For the year ended August 31, 2026, the Fund had an effective tax rate of 0% and a statutory tax rate of 21% with the difference being attributable to a full valuation allowance assigned to the available deferred tax assets.

A valuation allowance is required if, based on the evaluation criterion provided by Accounting Standard Codification (“ASC”) 740, Income Taxes (ASC 740), it is more-likely-than-not that some portion or all the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods, and the associated risks that operating and capital loss carryforwards may expire unused. Based on the Fund’s assessment, it has determined that in the future it is more likely than not that the Fund will not generate the necessary appropriate character of income within the carryforward periods to realize its deferred tax assets, and as such, has placed a full allowance on the deferred tax assets.

From time to time, and as new information becomes available, the Fund will modify its forecasts, estimates or assumptions regarding its deferred tax liability or asset.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

Modifications of the Fund’s estimates or assumptions regarding its deferred tax asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, and changes in applicable tax law could result in increases or decreases in the Fund’s NAV, which could be material. Such changes could have a material impact on the Fund’s NAV and results of operations with respect to the Fund’s shareholders in the period it is recorded, even though the shareholders at such time might not have held shares in the Fund at the time the deferred tax asset or liability had been established.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

As of August 31, 2026, the Fund had $181,170,692 of capital loss carryforwards that expire on August 31, 2031.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the year ended August 31, 2025 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2025	Income	Capital Gains	Income	Capital	Total
High Income Muni	$641,455	$—	$6,634,891	$5,438,147	$12,714,493

6.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2026, the below entities held more than 25% of the voting securities for the Fund listed.

Charles
Schwab
High Income Muni	91.63%

7.	LINE OF CREDIT

The High Income Muni entered into a $20,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”) effective December 31, 2024. The Line of Credit carried an interest rate at the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). The Fund pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. The Line of Credit was terminated on February 4, 2026. For the year ended August 31, 2026, the Fund incurred $0 in commitment fees. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. The applicable interest rates during the period were:

Effective Date	Interest Rate
1/9/2025	7.50%
9/18/2025	7.25%
10/30/2025	7.00%
12/11/2025	6.75%

For the year ended, August 31, 2026, the Lines of Credit activity for the Fund was as follows:

			Average	Amount Outstanding as	Interest	Maximum
Fund	Loan Type	LOC Agent	Borrowings	of August 31, 2026	Expense	Borrowing
High Income Muni	Secured	Cogent Bank	$7,047,509	—	$216,296	$7,187,500

Additionally, included in interest expense on the statement of operations is amortization of the Line of Credit commitment fee through the termination date of $66,847.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2026 (Continued)

8.	COMMITMENTS AND CONTINGENCIES

The Trust is a defendant in a consolidated putative class action lawsuit, originally instituted on July 24, 2025, by lead plaintiff Richard Fulford alleging that shares of the Easterly RocMuni High Income Municipal Bond Fund were sold based on misleading registration statements. The litigation is in its early stages. Given the inherent uncertainties of litigation, management is unable to estimate the amount or range of the potential loss.

9.	NEW ACCOUNTING PRONOUNCEMENT

In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. It requires investment companies within the scope of ASC 946 to consider contractual sale restrictions when measuring the fair value of equity securities in accordance with ASC 820 and to provide enhanced disclosures regarding any discount applied as a result of such restrictions. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted for all entities. Management is evaluating the impacts of these changes on the financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Easterly ROCMuni High Income Municipal Bond Fund (the “Fund”), a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedule of investments, as of August 31, 2026, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations and cash flows for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended August 31, 2024, and for the period from inception February 16, 2022 through August 31, 2022 were audited by other auditors, whose report dated November 12, 2024 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly Funds Trust

Emphasis of Matters

As discussed in Note 1of the financial statements, on December 29, 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution (“Plan”) and is in the process of liquidating its assets and winding up its business pursuant to the Plan. Additionally, approximately 58% of the Fund’s remaining net asset value is comprised of securities valued using level three inputs (see Note 1 a). The fair values of these securities could differ from the values that would be realized in an active market. The process of liquidating assets resulted in the Fund no longer qualifying as a regulated investment company and as such, the Fund is taxed at the corporate level (see Note 4). Our opinion is not qualified with respect to these matters.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 9, 2026

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On April 29, 2026, the Board of Trustees (the “Board”) of James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, the approval of the renewal of the investment advisory agreement between the Trust, on behalf of the Easterly ROCMuni High Income Municipal Bond Fund (the “Fund”), and Easterly Investment Partners LLC (“EIP”) (the “Investment Management Agreement”).

In the course of consideration of the renewal of the Investment Management Agreement, the trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) received materials discussing the legal standards applicable to their consideration of the Investment Management Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of EIP.

In considering the renewal of the Investment Management Agreement and reaching their conclusion with respect to the Investment Management Agreement, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Fund; (ii) information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds; (iii) information about profits to be realized by EIP and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that the Fund is currently not engaging in any activity except winding up its affairs pursuant to a plan of liquidation and distributing to shareholders the proceeds from the liquidation; that EIP will continue to serve as adviser and facilitate the liquidation but will not charge the Fund any management fees; that as a result of the intent to liquidate the Fund, the Fund will deviate from its stated investment strategies and policies and will no longer pursue its stated investment objective; and that the Fund is closed to investors. Accordingly, the Board noted that certain factors may no longer be relevant and applicable or may carry less weight, such as information related to Fund performance because the Fund is no longer actively pursuing its investment objective as part of its ongoing liquidation; information related to comparative fees and profitability given EIP’s waiver of its management fee while the Fund liquidates; and information related to economies of scale given the Fund is closed to new investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from EIP. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the renewal of the Investment Management Agreement. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Investment Management Agreement. The Board also considered that the Fund was currently closed to investors and was not currently engaging in any activity except winding up its affairs pursuant to a plan of liquidation and distributing to shareholders the proceeds from the Fund’s liquidation. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by EIP’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the

EASTERLY FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Investment Management Agreement and determined that the compensation payable thereunder by the Fund to EIP is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreement with EIP, the Board considered the nature, extent and quality of services that EIP provided to the Fund, including EIP’s personnel and resources. The Board noted that the Fund is currently not engaging in any activity except winding up its affairs and distributing to shareholders the proceeds from the liquidation, and that EIP will continue to serve as adviser and facilitate the liquidation. The Board acknowledged EIP’s efforts and resources to support the Fund’s liquidation. The Board also considered EIP’s financial position and the entrepreneurial risk that EIP was undertaking to maintain its financial commitment to the Fund. The Board noted the responsibilities that EIP has as the Fund’s investment manager. The Board concluded that the services EIP provided are satisfactory.

Performance. The Board noted that the Fund is no longer actively pursuing its investment objective and will deviate from its principal investment strategies as part of its ongoing liquidation, and, therefore, the Fund’s investment performance was not applicable.

Advisory Fees. The Board reviewed the Fund’s contractual advisory fee and considered that EIP will continue to serve as adviser and facilitate the liquidation but will not charge the Fund any management fees.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund, and the extent to which such economies of scale are shared with the Fund. The Board noted that the Fund is in the process of liquidating its assets and winding up its business. The Board also noted EIP’s intention to continue to waive its advisory fee while the Fund is in the process of liquidating.

Profitability. The Board noted that because EIP is waiving its advisory fee while the Fund is in the process of liquidating its assets and winding up its business, EIP’s profitability derived from its relationship to the Fund is not applicable.

Fallout Benefits. Because of its relationship with the Fund, EIP, and its affiliates may derive ancillary benefits from Fund operations. The Board noted EIP had no direct or indirect fallout benefits from the Fund at this time.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Investment Management Agreement is fair and reasonable, and that the Investment Management Agreement be approved.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a)        The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 11/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer
Date: 11/9/2026

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer
Date: 11/9/2026